BORROWINGS AND DERIVATIVE FINANCIAL LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 29, 2026	May 06, 2026	Apr. 14, 2026
IfrsStatementLineItems [Line Items]
Minimum cash	$ 2,000,000
Revenue	10,650,851	$ 6,433,870	$ 23,467,163	$ 17,442,980
Covenant EBITDA	750,000
Contractual principal outstanding	100,000
Derivative financial liabilities increased	10,038,648
Fair-value loss	13,262,586		$ 13,262,586
Derecognition of debt	$ 3,223,938
Price per warrant	$ 6.6933		$ 6.6933
Value per underlying share	$ 3.8844		$ 3.8844
Fair value gain of derivative financial instrument			$ 1,009,228
Loss (gain) on derivative financial instruments	$ 13,262,586		5,900,982
October 2025 Financing [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	268,750		268,750
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value loss recognized in profit or loss	13,262,586		6,910,210
Fair value loss related to liabilities	$ 6,655,000		$ 6,655,000
October 2025 Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Conversion of common shares	34,410
Principal amount of convertible notes	$ 125,000
Consolidated Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,000,000
Jgb Senior Secured Loan [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 600,000
Conversion of common shares	150,000
Price per share	$ 4.00		$ 4.00
Senior secured loans, net	$ 13,018,588		$ 13,018,588
Loss (gain) on derivative financial instruments			$ 5,900,982
JGB First Warrants [Member]
IfrsStatementLineItems [Line Items]
JGB First warrants exercised on cashless basis					600,000	600,000	600,000
RSUs issued as consideration	1,105,986		1,105,986
Warrant Liabilities	$ 7,402,706		$ 7,402,706
JGB Second Warrants [Member]
IfrsStatementLineItems [Line Items]
RSUs issued as consideration	597,493		597,493
Warrant Liabilities	$ 3,999,206		$ 3,999,206
Senior Secured Loan [Member]
IfrsStatementLineItems [Line Items]
Revenue	10,650,851
Deposit amount	2,000,000		$ 2,000,000
FAR Holdings 26 BTC financing [Member]
IfrsStatementLineItems [Line Items]
Conversion of common shares			759,435
Fair value of Bitcoins			$ 1,953,955
Bitcoin maturity date			March of 2027
Grant-date fair value	892,000		$ 892,000
Initial carrying amount of liability	$ 1,061,955		$ 1,061,955
Interest rate	84.00%		84.00%
Accretion amount	$ 205,724		$ 205,724
Carrying amount	$ 1,267,679		$ 1,267,679
FAR Holdings 26 BTC financing [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs issued as consideration	400,000		400,000
J G B Warrants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Share price	$ 6.76		$ 6.76
Exercise price			$ 0.10
Expected volatility			118.90%
Risk-free interest rate			4.19%
Remaining term			4 years 4 months 20 days